Summarized Financial Information (Detail) - Ctrip.com International, Ltd ¥ in Millions, $ in Millions		12 Months Ended
		Sep. 30, 2017 USD ($)	Sep. 30, 2017 CNY (¥)	Sep. 30, 2016 CNY (¥)	Sep. 30, 2015 CNY (¥)	Sep. 30, 2017 CNY (¥)
Schedule of Equity Method Investments [Line Items]
Current assets	[1]	$ 9,505		¥ 52,222		¥ 63,241
Non-current assets	[1]	15,028		83,336		99,986
Current liabilities	[1]	6,309		33,174		41,972
Non-current liabilities	[1]	5,650		31,128		37,590
Noncontrolling interests	[1]	291		3,678		¥ 1,935
Total revenues	[1]	3,955	¥ 25,731	17,642	¥ 10,485
Gross profit	[1]	3,185	20,725	12,669	7,073
(Loss) income from operations	[1]	404	2,626	(1,681)	(115)
Net income (loss)	[1]	351	2,282	(2,177)	2,053
Net income (loss) attributable to the investees	[1]	$ 351	¥ 2,284	¥ (2,000)	¥ 2,208

[1]	The Company adopted a one-quarter lag in reporting its share of equity income in Ctrip